Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Convertible Promissory Note [Member]
Adjustments to reconcile loss from continuing operations to net cash used by operating activities
Accretion expense	$ 12,776
Senior Secured Notes [Member]
Adjustments to reconcile loss from continuing operations to net cash used by operating activities
Accretion expense		$ 2,178,390
8% Convertible Promissory Notes [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from 18% Convertible Promissory Notes	$ 325,000	125,000
Net loss	$ (5,974,080)	(11,299,721)
Gain on discontinued operations liabilities adjustment		(655,061)
Loss from continuing operations	$ 5,974,080	11,954,782
Amortization of Intangible Assets	306,756	306,756
Depreciation	14,286	19,575
Change in allowance for doubtful accounts	(28,264)	(842)
Stock-based compensation - employees, directors and advisors	135,015	792,160
Stock issued for consulting services	743,150	$ 1,014,267
Fair Value Adjustment of Warrants	(458,857)
Debt Instrument, Increase, Accrued Interest	$ 7,168
Embedded Derivative, Loss on Embedded Derivative		$ 2,373,813
Loss on extinguishment of Senior Secured Notes		1,073,572
Gain on sale of property and equipment		(7,500)
Accounts receivable - trade	$ 81,596	(51,068)
Inventory	(25,865)	46,659
Prepaid expenses	(53,530)	53,475
Other	338	(86)
Accounts payable	(703,188)	379,130
Accrued expenses	(494,116)	141,656
Accrued employee compensation	(137,876)	(394,557)
Promissory notes - accrued interest	(21,813)	23,313
Interest payable	(81,865)	81,865
NET CASH USED BY OPERATING ACTIVITIES	$ (6,678,369)	(3,924,204)
Sale of property and equipment		$ 7,500
Purchase of property and equipment	$ (8,859)
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES	(8,859)	$ 7,500
Proceeds from Private Placement, net	8,562,500	626,188
Proceeds from sale of capital stock - subscription agreement	900,000	$ 75,000
Proceeds from 18% Convertible Promissory Notes	815,000
Proceeds from employee stock option exercise	$ 12,600	$ 37,917
Proceeds from subscriptions payable for Senior Secured Notes		1,570,000
Proceeds from Public Offering, net		1,517,450
Proceeds from promissory notes		$ 413,500
Payments of principal on convertible promissory notes	$ (450,000)
Payments of principal on promissory notes	(90,000)	$ (325,000)
Payments of principal on capital lease	(3,951)	(4,933)
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,071,149	4,035,122
EFFECT OF EXCHANGE RATES ON CASH	(19,165)	(6,428)
NET INCREASE IN CASH AND CASH EQUIVALENTS	3,364,756	111,990
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	182,315	70,325
CASH AND CASH EQUIVALENTS, END OF YEAR	3,547,071	182,315
SUPPLEMENTAL INFORMATION
Cash paid for interest	$ 539,669	$ 242,904